MainGate MLP Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2023

Master Limited Partnerships and Related Companies - 98.9%(1)	Shares	Fair Value
Crude/Refined Products Pipelines and Storage - 34.3%(1)
Canada - 0.3%(1)
Enbridge, Inc.	80,000	$2,806,400
United States - 34.0%(1)
Genesis Energy, L.P.	1,675,000	16,565,750
Magellan Midstream Partners, L.P.	1,225,000	81,364,500
MPLX, L.P.	2,575,000	89,841,750
Phillips 66	68,000	7,762,880
Plains All American Pipeline, L.P.	2,175,000	33,168,750
Plains GP Holdings, L.P.	2,100,000	33,684,000
		262,387,630
Total Crude/Refined Products Pipelines and Storage		265,194,030

Natural Gas/Natural Gas Liquid Pipelines and Storage - 26.2%(1)
United States - 26.2%(1)
Cheniere Energy, Inc.	190,000	31,008,000
DT Midstream, Inc.	75,000	3,921,750
Energy Transfer, L.P.	6,100,000	82,167,000
Enterprise Products Partners, L.P.	2,000,000	53,220,000
Kinder Morgan, Inc.	419,000	7,215,180
ONEOK, Inc.	110,000	7,172,000
Williams Companies, Inc.	500,000	17,265,000
Total Natural Gas/Natural Gas Liquid Pipelines and Storage		201,968,930

Natural Gas Gathering/Processing - 38.4%(1)
United States - 38.4%(1)
Antero Midstream Corporation	625,000	7,575,000
Crestwood Equity Partners, L.P.	375,000	10,725,000
Enlink Midstream, LLC	6,500,000	80,860,000
Kinetik Holdings, Inc.	103,000	3,616,330
Targa Resources Corporation	1,175,000	101,343,750
Western Midstream Partners, L.P.	3,450,000	92,080,500
Total Natural Gas Gathering/Processing		296,200,580

Total Master Limited Partnerships and Related Companies (Cost $257,530,956)		763,363,540
Total Investments - 98.9% (Cost $257,530,956)(1)		763,363,540
Other Assets in Excess of Liabilities - 1.1%(1)		8,643,058
Net Assets - 100.0%(1)		$772,006,598

(1) Calculated as a percentage of net assets.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2023	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$763,363,540	$763,363,540	$-	$-
Total	$763,363,540	$763,363,540	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended August 31, 2023.  There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.